Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations

Note 5. Discontinued Operations

     As discussed in Note 1, on December 31, 2010, RMH transferred its membership interests in News 12 (regional news programming services), RASCO and certain other businesses to wholly-owned subsidiaries of Cablevision. This distribution amounted to $41,273 and was recorded as a deemed capital distribution in the consolidated statement of stockholders' (deficiency) equity at December 31, 2010. No gain or loss was recognized in connection with this distribution between entities under common control. The operating results of these transferred entities through the date of the transfer have been classified in the consolidated statements of income as discontinued operations for the years ended December 31, 2010 and 2009. Additionally, the net operating results following the sale of our ownership interests in the Lifeskool and Sportskool video-on-demand services in September and October 2008, respectively, which were recorded under the installment sales method, have been classified as discontinued operations for all periods presented.

     Operating results of discontinued operations for the years ended December 31, 2011, 2010 and 2009 are summarized below:

	Years Ended December 31,
	2011	2010	2009
Revenues, net	$-	$79,768	$69,723
Income (loss) before income taxes	$822	$(63,311)	$(58,189)
Income tax(expense) benefit	(730)	25,221	23,398
Income (loss) from discontinued operations, net of
income taxes	$92	$(38,090)	$(34,791)